Operating Leases (Details) - Schedule of maturity of our operating lease liabilities	Dec. 31, 2020 USD ($)
Schedule of maturity of our operating lease liabilities [Abstract]
2020	$ 221,182
2021	50,741
2022	53,785
2023	57,013
2024	60,433
Thereafter	97,022
Total	540,176
Less imputed interest	(60,238)
Total operating lease liabilities	$ 479,938